CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Issued capital [member] USD ($)	Issued capital [member] CNY (¥)	Capital reserve [member] USD ($)	Capital reserve [member] CNY (¥)	Retained earnings [member] USD ($)	Retained earnings [member] CNY (¥)	Other Comprehensive Income Loss [Member] USD ($)	Other Comprehensive Income Loss [Member] CNY (¥)	Total [Member] USD ($)	Total [Member] CNY (¥)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2019		¥ 340,875		¥ 763,729		¥ (1,055,523)		¥ (3,867)		¥ 45,214		¥ 120,487		¥ 165,701
IfrsStatementLineItems [Line Items]
Income/(loss) for the year						24,336				24,336		(1,415)		22,921
Foreign currency translation adjustments								703		703				703
Total comprehensive (loss)/income						24,336		703		25,039		(1,415)		23,624
Issuance of shares		78,216		24,258						102,474				102,474
Ending balance at Dec. 31, 2020		419,091		787,987		(1,031,187)		(3,164)		172,727		119,072		291,799
IfrsStatementLineItems [Line Items]
Income/(loss) for the year						(48,152)				(48,152)		(6,819)		(54,971)
Foreign currency translation adjustments								(7,657)		(7,657)				(7,657)
Total comprehensive (loss)/income						(48,152)		(7,657)		(55,809)		(6,819)		(62,628)
Deemed distribution to the controlling shareholder				(75,651)						(75,651)				(75,651)
Dividends declared						(5,048)				(5,048)				(5,048)
Dividends paid to non-controlling shareholders												(4,900)		(4,900)
Issuance of shares		31,691								31,691				31,691
Equity-settled share-based payments (Note 27)				2,311						2,311				2,311
Others				4,463						4,463				4,463
Ending balance at Dec. 31, 2021		450,782		719,110		(1,084,387)		(10,821)		74,684		107,353		182,037
IfrsStatementLineItems [Line Items]
Income/(loss) for the year						(24,623)				(24,623)		2,327	$ (3,233)	(22,296)
Foreign currency translation adjustments								1,499		1,499				1,499
Total comprehensive (loss)/income						(24,623)		1,499		(23,124)		2,327		(20,797)
Equity-settled share-based payments (Note 27)				16,209						16,209				16,209
Ending balance at Dec. 31, 2022	$ 65,351	¥ 450,782	$ 106,600	¥ 735,319	$ (160,775)	¥ (1,109,010)	$ (1,352)	¥ (9,322)	$ 9,824	¥ 67,769	$ 15,900	¥ 109,680	$ 25,724	¥ 177,449